Unitholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Unitholders' Equity
Unitholders' Equity

Note 8.Cash Distributions

The Partnership intends to consider regular cash distributions to unitholders on a quarterly basis, although there is no assurance as to the future cash distributions since they are dependent upon future earnings, capital requirements, financial condition and other factors.  The Credit Agreement prohibits the Partnership from making cash distributions if any potential default or Event of Default, as defined in the Credit Agreement, occurs or would result from the cash distribution.

Within 45 days after the end of each quarter, the Partnership will distribute all of its Available Cash (as defined in its partnership agreement) to unitholders of record on the applicable record date.  The amount of Available Cash is all cash on hand on the date of determination of Available Cash for the quarter; less the amount of cash reserves established by the General Partner to provide for the proper conduct of the Partnership’s business, to comply with applicable law, any of the Partnership’s debt instruments, or other agreements or to provide funds for distributions to unitholders and the General Partner for any one or more of the next four quarters.

The Partnership will make distributions of Available Cash from distributable cash flow for any quarter in the following manner: 99.17% to the common unitholders, pro rata, and 0.83% to the General Partner, until the Partnership distributes for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter; and thereafter, cash in excess of the minimum quarterly distribution is distributed to the unitholders and the General Partner based on the percentages as provided below.

As holder of the IDRs, the General Partner is entitled to incentive distributions if the amount that the Partnership distributes with respect to any quarter exceeds specified target levels shown below:

	Total Quarterly Distribution	Marginal Percentage Interest in Distributions
	Target Amount	Unitholders	General Partner
Minimum Quarterly Distribution	$0.4625	99.17%	0.83%
First Target Distribution	$0.4625	99.17%	0.83%
Second Target Distribution	above $0.4625 up to $0.5375	86.17%	13.83%
Third Target Distribution	above $0.5375 up to $0.6625	76.17%	23.83%
Thereafter	above $0.6625	51.17%	48.83%

The Partnership paid the following cash distributions during 2014 (in thousands, except per unit data):

Cash Distribution Payment Date	Per Unit Cash Distribution	Common Units	General Partner	Incentive Distribution	Total Cash Distribution

02/14/14 (1)	$0.6125	$16,802	$140	$932	$17,874
05/15/14 (2)	0.6250	17,145	143	1,035	18,323
08/14/14 (3)	0.6375	17,487	146	1,139	18,772

(1)

This distribution of $0.6125 per unit resulted in the Partnership exceeding its second target level distribution for the fourth quarter of 2013.  As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(2)

This distribution of $0.6250 per unit resulted in the Partnership exceeding its second target level distribution for the first quarter of 2014.  As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

(3)

This distribution of $0.6375 per unit resulted in the Partnership exceeding its second target level distribution for the second quarter of 2014.  As a result, the General Partner, as the holder of the IDRs, received an incentive distribution.

In addition, on October 22, 2014, the board of directors of the General Partner declared a quarterly cash distribution of $0.6525 per unit ($2.61 per unit on an annualized basis) for the period from July 1, 2014 through September 30, 2014.  On November 14, 2014, the Partnership will pay this cash distribution to its common unitholders of record as of the close of business November 5, 2014.  This distribution will result in the Partnership exceeding its second target level distribution for the quarter ended September 30, 2014.

Note 15. Unitholders' Equity

        On March 1, 2012 and in connection with the acquisition of Alliance (see Note 3), the Partnership issued 5,850,000 common units representing limited partner interests in the Partnership which had a fair value of $22.31 per unit on March 1, 2012, resulting in equity consideration of $130.5 million.

        On February 8, 2011, the Partnership completed a public offering of 2,645,000 common units at a price of $27.60 per common unit. Net proceeds were approximately $69.6 million for the year ended December 31, 2011, after deducting underwriting fees and offering expenses. The Partnership used the net proceeds to reduce indebtedness outstanding under its Credit Agreement.